UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2011

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

  /s/ John T. McCafferty              Dallas, TX             August 15, 2011
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 69
                      Form 13F Information Table Value Total: $10,373,465
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

7 DAYS GROUP HLDGS
LTD                        ADR        81783J101    10,410      538,521   SH             SOLE                   538,521    0      0
AMDOCS LTD                 ORD        G02602103   268,568    8,837,381   SH             SOLE                 8,837,381    0      0
APOLLO GROUP INC          CL A        037604105   415,138    9,504,075   SH             SOLE                 9,504,075    0      0
APPLE INC                  COM        037833100   417,750    1,244,525   SH             SOLE                 1,244,525    0      0
ARCOS DORADOS
HOLDINGS INC         SHS CLASS -A -   G0457F107    46,520    2,205,793   SH             SOLE                 2,205,793    0      0
BANCO SANTANDER
BRASIL S A           ADS REP 1 UNIT   05967A107   267,923   22,879,826   SH             SOLE                22,879,826    0      0
BERRY PETE CO             CL A        085789105    57,541    1,083,031   SH             SOLE                 1,083,031    0      0
BLACKROCK INC              COM        09247X101   274,688    1,432,083   SH             SOLE                 1,432,083    0      0
BLUEFLY INC              COM NEW      096227301    10,371    3,704,101   SH             SOLE                 3,704,101    0      0
CAMELOT INFORMATION
SYS INC              ADS RP ORD SHS   13322V105    58,609    3,920,309   SH             SOLE                 3,920,309    0      0
CHINA LODGING
GROUP LTD             SPONSORED ADR   16949N109    28,779    1,616,772   SH             SOLE                 1,616,772    0      0
CIGNA CORP                 COM        125509109   137,862    2,680,576   SH             SOLE                 2,680,576    0      0
CITIGROUP INC            COM NEW      172967424   446,808   10,730,265   SH             SOLE                10,730,265    0      0
CITIGROUP INC        UNIT 99/99/9999  172967416    51,665      430,000   SH             SOLE                   430,000    0      0
COMCAST CORP NEW          CL A        20030N101   119,758    4,726,051   SH             SOLE                 4,726,051    0      0
COMCAST CORP NEW        CL A SPL      20030N200   170,506    7,036,986   SH             SOLE                 7,036,986    0      0
CORNING INC                COM        219350105   424,703   23,399,636   SH             SOLE                23,399,636    0      0
DIGITALGLOBE INC         COM NEW      25389M877    34,449    1,355,739   SH             SOLE                 1,355,739    0      0
DIRECTV                 COM CL A      25490A101   283,564    5,579,777   SH             SOLE                 5,579,777    0      0
DOLLAR GEN CORP
NEW                        COM        256677105   191,998    5,665,330   SH             SOLE                 5,665,330    0      0
EATON CORP                 COM        278058102    51,338      997,815   SH             SOLE                   997,815    0      0
ETFS PALLADIUM TR      SH BEN INT     26923A106    34,413      455,800   SH             SOLE                   455,800    0      0
ETFS PLATINUM TR       SH BEN INT     26922V101    49,371      288,500   SH             SOLE                   288,500    0      0
FIRST SOLAR INC            COM        336433107   325,457    2,460,547   SH             SOLE                 2,460,547    0      0
GILEAD SCIENCES
INC                        COM        375558103   135,756    3,278,333   SH             SOLE                 3,278,333    0      0
GOODRICH CORP              COM        382388106   196,646    2,059,117   SH             SOLE                 2,059,117    0      0
HCA HOLDINGS INC           COM        40412C101   150,514    4,561,042   SH             SOLE                 4,561,042    0      0
HISOFT TECHNOLOGY
INTL LTD              SPONSORED ADR   43358R108     9,510      649,160   SH             SOLE                   649,160    0      0
HOME INNS & HOTELS
MGMT INC                SPON ADR      43713W107   143,607    3,775,158   SH             SOLE                 3,775,158    0      0
ICAD INC                   COM        44934S107       207      242,552   SH             SOLE                   242,552    0      0
IRONWOOD
PHARMACEUTICALS INC     COM CL A      46333X108    34,131    2,171,197   SH             SOLE                 2,171,197    0      0
ISOFTSTONE HLDGS
LTD                   SPONSORED ADS   46489B108    13,489      881,038   SH             SOLE                   881,038    0      0
ITAU UNIBANCO HLDG       SPON
SA                    ADR REP PFD     465562106   244,616   10,387,100   SH             SOLE                10,387,100    0      0

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------

JPMORGAN CHASE &
CO                         COM        46625H100   441,860   10,792,867   SH             SOLE                10,792,867    0      0
KIRKLANDS INC              COM        497498105     8,400      698,844   SH             SOLE                   698,844    0      0
LIFE TECHNOLOGIES
CORP                       COM        53217V109   154,429    2,965,805   SH             SOLE                 2,965,805    0      0
LONGTOP FINL
TECHNOLOGIES LT            ADR        54318P108    20,309    4,977,751   SH             SOLE                 4,977,751    0      0
MARVELL TECHNOLOGY
GROUP LTD                  ORD        G5876H105   438,682   29,710,907   SH             SOLE                29,710,907    0      0
MEDLEY CAP CORP            COM        58503F106     8,560      729,157   SH             SOLE                   729,157    0      0
NETAPP INC                 COM        64110D104   140,001    2,652,532   SH             SOLE                 2,652,532    0      0
NEWS CORP                 CL A        65248E104   139,704    7,892,900   SH             SOLE                 7,892,900    0      0
NII HLDGS INC           CL B NEW      62913F201   153,824    3,629,637   SH             SOLE                 3,629,637    0      0
ORACLE CORP                COM        68389X105   278,661    8,467,361   SH             SOLE                 8,467,361    0      0
OWENS CORNING NEW          COM        690742101   141,442    3,786,927   SH             SOLE                 3,786,927    0      0
PACIFIC BIOSCIENCES
CALIF IN                   COM        69404D108    41,457    3,543,333   SH             SOLE                 3,543,333    0      0
PFIZER INC                 COM        717081103   410,739   19,938,805   SH             SOLE                19,938,805    0      0
PROGRESSIVE CORP
OHIO                       COM        743315103   282,401   13,208,650   SH             SOLE                13,208,650    0      0
QUALCOMM INC               COM        747525103   422,174    7,433,955   SH             SOLE                 7,433,955    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SER N   780097770     2,880      168,700   SH             SOLE                   168,700    0      0
ROYAL BK SCOTLAND
GROUP PLC             SP ADR PREF M   780097796    10,998      639,400   SH             SOLE                   639,400    0      0
ROYAL BK SCOTLAND
GROUP PLC             SP ADR PREF S   780097739    20,960    1,211,588   SH             SOLE                 1,211,588    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q   780097754    12,458      714,402   SH             SOLE                   714,402    0      0
ROYAL BK SCOTLAND
GROUP PLC             SP ADR PREF T   780097713    16,910      899,968   SH             SOLE                   899,968    0      0
SIGNET JEWELERS
LIMITED                    SHS        G81276100    44,437      949,298   SH             SOLE                   949,298    0      0
SOLARWINDS INC             COM        83416B109   107,675    4,119,161   SH             SOLE                 4,119,161    0      0
SOUFUN HLDGS LTD           ADR        836034108    10,980      531,465   SH             SOLE                   531,465    0      0
TEXAS INSTRS INC           COM        882508104   140,798    4,288,685   SH             SOLE                 4,288,685    0      0
THORATEC CORP            COM NEW      885175307    54,519    1,661,138   SH             SOLE                 1,661,138    0      0
TIME WARNER CABLE
INC                        COM        88732J207   281,652    3,609,068   SH             SOLE                 3,609,068    0      0
TRINA SOLAR LIMITED     SPON ADR      89628E104   171,941    7,669,111   SH             SOLE                 7,669,111    0      0
URBAN OUTFITTERS
INC                        COM        917047102   275,227    9,777,168   SH             SOLE                 9,777,168    0      0
VANCEINFO
TECHNOLOGIES INC           ADR        921564100    89,109    3,855,854   SH             SOLE                 3,855,854    0      0
WELLPOINT INC              COM        94973V107   140,397    1,782,368   SH             SOLE                 1,782,368    0      0
WET SEAL INC              CL A        961840105    28,898    6,464,879   SH             SOLE                 6,464,879    0      0
WHITING PETE CORP
NEW                        COM        966387102   230,409    4,048,653   SH             SOLE                 4,048,653    0      0
WINNEBAGO INDS INC         COM        974637100    19,261    1,993,909   SH             SOLE                 1,993,909    0      0
YAHOO INC                  COM        984332106    87,475    5,816,138   SH             SOLE                 5,816,138    0      0
YINGLI GREEN
ENERGY HLDG CO             ADR        98584B103   134,999   14,657,842   SH             SOLE                14,657,842    0      0
YOUKU COM INC         SPONSORED ADR   98742U100   302,173    8,796,898   SH             SOLE                 8,796,898    0      0